Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue:
Total revenue	$ 220,825	$ 185,296
Cost of revenue:
Total cost of revenue	35,167	29,525
Gross profit	185,658	155,771
Operating expenses:
Research and development	55,888	46,890
Sales and marketing	77,453	64,379
General and administrative	25,632	22,768
Total operating expenses	158,973	134,037
Operating income	26,685	21,734
Financial income (expense), net	13,434	(113,078)
Income (loss) before tax	40,119	(91,344)
Tax expense	3,243	3,839
Net income (loss)	$ 36,876	$ (95,183)
Income (loss) per share
Basic (in Dollars per share)	$ 0.15	$ (0.48)
Diluted (in Dollars per share)	$ 0.15	$ (0.48)
Weighted average shares outstanding
Basic (in Shares)	238,811,210	197,840,662
Diluted (in Shares)	249,410,357	197,840,662
Net income (loss)	$ 36,876	$ (95,183)
Change in foreign currency translation adjustment	(1,707)	1,370
Change in unrealized (losses) gains on marketable securities:
Unrealized gains (losses) arising during the period	103	(320)
Net change (net of tax effect of $35 and $98)	103	(320)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period	2,857	(652)
Less -reclassification adjustment for net losses realized and included in net income	(700)	(198)
Net change (net of tax effect of $(294) and $116)	2,157	(850)
Total other comprehensive income	553	200
Comprehensive income (loss)	37,429	(94,983)
Subscription services
Revenue:
Total revenue	157,502	127,841
Cost of revenue:
Total cost of revenue	16,954	12,197
Term-license
Revenue:
Total revenue	41,288	36,749
Other non-recurring
Revenue:
Total revenue	7,703	7,054
Cost of revenue:
Total cost of revenue	6,499	7,920
Professional services
Revenue:
Total revenue	14,332	13,652
Cost of revenue:
Total cost of revenue	$ 11,714	$ 9,408